BORROWINGS AND LEASES (Tables)	6 Months Ended
Jun. 26, 2020
Financial Instruments [Abstract]
Disclosure of borrowings
Note 7
BORROWINGS AND LEASES
Borrowings Outstanding
The following table summarises the Group’s borrowings as at the dates presented:

	26 June 2020	31 December 2019
	€ million	€ million
Non-current:
US$250 million 3.25% Notes 2021[1]	171	221
US$300 million 4.50% Notes 2021[1]	221	266
€350 million Floating Rate Note 2021	350	350
€700 million 0.75% Notes 2022	699	698
€350 million 2.63% Notes 2023	348	348
€500 million 1.13% Notes 2024	497	496
€350 million 2.38% Notes 2025	347	347
€250 million 2.75% Notes 2026	248	248
€600 million 1.75% Notes 2026[2]	592	—
€650 million 1.50% Notes 2027[3]	660	396
€500 million 1.75% Notes 2028	494	493
€500 million 1.13% Notes 2029	493	493
€500 million 1.88% Notes 2030	496	495
€500 million 0.70% Notes 2031	495	495
Lease obligations	232	276
Total non-current borrowings	6,343	5,622

Current:
US$525 million 3.50% Notes 2020[1]	338	467
EUR commercial paper	315	221
Lease obligations	109	111
Total current borrowings	762	799
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[1] In February 2020, the Group repaid prior to maturity US$255 million of outstanding US$1,075 million borrowings.
[2] In March 2020, the Group issued €600 million, 1.75% notes due 2026.
[3] In June 2020, the Group issued additional notes for the principal amount of €250 million which consolidated with the existing €400 million Notes issued in November 2018 form a single series amounting to €650 million. All other terms and conditions relating to the existing €400 million Notes remain the same. Net proceeds of €264 million were received in connection with this additional note issue.